UNITED STATES
       		SECURITIES AND EXCHANGE COMMISSION
       			FORM 13F



       		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:
       	September 30, 2002

Check here if Amendment []; Amendment Number:
This Amendment (check only one.) : [    ] is a restatement.
				  [     ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:		Granite Capital International Group, LP
Address:		126 East 56th Street
       		25th Floor
			New York, New York 10022

13F- File Number:

The Institutional investment manager
filing this report and the person whom
it is signed hereby represent that the
person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Lloyd Moskowitz
Title:		Controller
Phone:		212-407-3344
Signature, Place and Date of Signing:

	Lloyd Moskowitz  New York, New York  November 14, 2002


Report Type (Check only one.):

[ X  ]    13F Holdings Report.
[    ]    13F Notice.
[    ]    13F Combination Report.


List of Other Managers Reporting for this Manager:
		None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


		FORM 13F SUMMARY PAGE


Report Summary:


Number of other Included Managers:	0

Form 13F Information Table Entry Total:	92
Form 13F Information Table Value Total:	$333,986


List of Other Included Managers:

No. 13F File Number		Name






 WALTER F. HARRISON, III











            FORM 13F











   AS OF SEPTEMBER 30, 2002







                   FORM 13F














Name of Reporting Manager : Walter F. Harrison III






(SEC USE ONLY)

Item 1:
Item 2
Item 3
Item 4
Item 5
Item 6:


Item 7:
Item 8:


Name of Issuer
Title of Class
CUSIP
Fair Market
Shares of
Investment Discretion


Managers
Voting Authority (Shares)




Number
Value
Principal

(b) Shared

See Instruc. V







Amount
(a) Sole
As Defined
(c) Shared

(a) Sole
(b) Shared
(c) None










































in Instr. V
Other




AG SERVICES OF AMERICA
    Common
001250109
                                                            2,817,290
                                    233,800
X


Walter Harrison
X


ABERCROMBIE & FITCH CL A
Common
002896207
                                                               648,127
                                      32,950
X


Walter Harrison
X


ADVANTA CORP CL B
Class -B
007942204
                                                            1,446,985
                                    140,076
X


Walter Harrison
X


AFFILIATED MANAGERS GROUP
    Common
008252108
                                                               194,544
                                        4,361
X


Walter Harrison
X


ALLIANT TECHSYSTEMS INC
    Common
018804104
                                                          22,848,276
                                    329,939
X


Walter Harrison
X


ALTERA CORP
    Common
021441100
                                                               179,720
                                      20,729
X


Walter Harrison
X


AMERICAN EXPRESS CO
Common
025816109
                                                               209,810
                                        6,729
X


Walter Harrison
X


AMERICAN TECHNOLOGY CORP CMN
Common
030145205
                                                            1,576,938
                                    403,309
X


Walter Harrison
X


ANTHRACITE CAPITAL INC
    Common
037023108
                                                            4,156,818
                                    367,860
X


Walter Harrison
X


AUTONATION, INC.
Common
05329W102
                                                               368,640
                                      32,000
X


Walter Harrison
X


BANK NEW YORK INC
    Common
064057102
                                                          14,328,614
                                    498,560
X


Walter Harrison
X


BRITESMILE  INC
    Common
110415106
                                                               426,300
                                    568,400
X


Walter Harrison
X


CABLEVISION SYSTEMS CORP
Common
12686C109
                                                               190,260
                                      21,000
X


Walter Harrison
X


CAPITAL AUTOMOTIVE REIT
    Common
139733109
                                                          13,862,151
                                    554,930
X


Walter Harrison
X


CAPITAL CROSSING BANK
    Common
140071101
                                                            6,244,775
                                    284,500
X


Walter Harrison
X


CAREMARK RX INC
Common
141705103
                                                               753,100
                                      44,300
X


Walter Harrison
X


CENDANT CORP
Common
151313103
                                                            1,102,513
                                    102,464
X


Walter Harrison
X


CENTENE CORP DEL
Common
15135B101
                                                               440,385
                                      16,500
X


Walter Harrison
X


CITIGROUP INCORPORATED
Common
172967101
                                                               296,500
                                      10,000
X


Walter Harrison
X


CITIZENS COMMUNICATIONS COMPANY
    Common
17453B101
                                                            2,080,104
                                    306,800
X


Walter Harrison
X


CNA FINANCIAL CORP
    Common
126117100
                                                            7,888,450
                                    315,538
X


Walter Harrison
X


COMPUTER ASSOC INTL INC.
    Common
204912109
                                                            6,848,429
                                    713,378
X


Walter Harrison
X


CONVERGYS CORP
    Common
212485106
                                                            2,302,596
                                    153,200
X


Walter Harrison
X


COOKER RESTAURANTS (NEW)
    Common
216284208
                                                                        8
                                           832
X


Walter Harrison
X


CYBERONICS
    Common
23251P102
                                                            5,550,225
                                    322,500
X


Walter Harrison
X


DVI INC
    Common
233343102
                                                            3,097,440
                                    645,300
X


Walter Harrison
X


DIANON SYSTEMS
Common
252826102
                                                               544,065
                                      11,500
X


Walter Harrison
X


DISNEY WALT CO
Common
254687106
                                                               541,088
                                      35,739
X


Walter Harrison
X


ELECTROGLAS INC.
    Common
285324109
                                                               399,200
                                    199,600
X


Walter Harrison
X


EVEREST REINSURANCE
    Common
G3223R108
                                                          14,162,932
                                    258,165
X


Walter Harrison
X


FANNIE MAE COMMON STOCK
Common
313586109
                                                          12,916,012
                                    216,930
X


Walter Harrison
X


FAIRFAX FINANCIAL
    Common
030390110
                                                                       20
                                        2,000
X


Walter Harrison
X


FIRST REPUBLIC BANK
    Common
336158100
                                                            7,659,263
                                    352,150
X


Walter Harrison
X


FOREST CITY ENTERPRISES (CL-A)
     Class-A
345550107
                                                          13,350,838
                                    410,795
X


Walter Harrison
X


GENTEK INC
    Common
37245X104
                                                                21,531
                                    269,136
X


Walter Harrison
X


GENERAL MOTORS
    Common
370442832
                                                               374,757
                                      40,957
X


Walter Harrison
X


GOOD GUYS INC
    Common
382091106
                                                            1,676,370
                                    882,300
X


Walter Harrison
X


HCA-HEALTHCARE CO
    Common
404119109
                                                            6,827,274
                                    143,400
X


Walter Harrison
X


HOLLINGER ITNL INC CL A
    Common
435569108
                                                            2,948,796
                                    324,400
X


Walter Harrison
X


HOLLYWOOD MEDIA CORP
    Common
436233100
                                                            1,419,258
                                  1,135,406
X


Walter Harrison
X


HOME DEPOT
Common
437076102
                                                            1,305,000
                                      50,000
X


Walter Harrison
X


ITLA CAP CORP
    Common
450565106
                                                            8,697,739
                                    288,100
X


Walter Harrison
X


JABIL CIRCUIT
Common
466313103
                                                               234,751
                                      15,883
X


Walter Harrison
X


LAKES ENTERTAINMENT INC
    Common
51206P109
                                                            2,139,381
                                    384,090
X


Walter Harrison
X


LA QUINTA PROPERTIES CORP
    Common
50419Q409
                                                               112,800
                                      23,500
X


Walter Harrison
X


LIBERTY MEDIA
    Common
530718105
                                                            1,767,106
                                    246,115
X


Walter Harrison
X


LONE STAR STEAKHOUSE SALOON
    Common
542307103
                                                            3,108,619
                                    148,100
X


Walter Harrison
X


M SYS FLASD DISK PIONEERS LD
Common
M7061C100
                                                               218,063
                                      34,890
X


Walter Harrison
X


MAGNUM HUNTER RESOURCES
Common
55972F203
                                                               954,650
                                    181,838
X


Walter Harrison
X


MAIN ST & MAIN INC (NEW)
Common
560345308
                                                               182,043
                                      53,700
X


Walter Harrison
X


MAYORS JEWELERS INC
    Common
578462103
                                                               114,856
                                    410,200
X


Walter Harrison
X


METTLER TOLEDO INTL
    Common
592688105
                                                            4,784,000
                                    184,000
X


Walter Harrison
X


MICROSOFT INC
    Common
594918104
                                                               193,506
                                        4,424
X


Walter Harrison
X


NS GROUP INC
Common
628916108
                                                                59,300
                                      10,000
X


Walter Harrison
X


NTL Inc.
    Common
629407107
                                                                  3,130
                                    240,750
X


Walter Harrison
X


NEW YORK COMMUNITY BANCORP INC
    Common
649445103
                                                            6,305,150
                                    223,825
X


Walter Harrison
X


NEXTWAVE TELECOM INC
Class B
65332M103
                                                                43,400
                                      31,000
X


Walter Harrison
X


NORTH FORK BANCORPORATION INC NY
    Common
659424105
                                                          15,815,644
                                    417,961
X


Walter Harrison
X


OM GROUP INC
    Common
670872100
                                                            8,889,774
                                    207,705
X


Walter Harrison
X


OAKLEY INC
Common
673662102
                                                               155,273
                                      15,450
X


Walter Harrison
X


OCWEN FINANCIAL CORP
    Common
675746101
                                                            1,180,634
                                    407,115
X


Walter Harrison
X


ORACLE CORPORATION
Common
68389X105
                                                               346,626
                                      44,100
X


Walter Harrison
X


PFF BANCORP
    Common
69331W104
                                                            3,894,660
                                    140,500
X


Walter Harrison
X


PARK PLACE ENTERTAINMENT CORP
    Common
700690100
                                                            3,585,450
                                    451,000
X


Walter Harrison
X


PETROLEUM GEO-SVCS A/S
    Common-ADR
716597109
                                                               245,927
                                    311,300
X


Walter Harrison
X


PFIZER
Common
717081103
                                                               725,500
                                      25,000
X


Walter Harrison
X


PHARMACIA CORPORATION
Common
71713U102
                                                               530,712
                                      13,650
X


Walter Harrison
X


PHILIP MORRIS CO INC (HLDG CO)
    Common
718154107
                                                          10,580,178
                                    272,685
X


Walter Harrison
X


PULTE HOMES INC
    Common
745867101
                                                          12,864,583
                                    301,773
X


Walter Harrison
X


PREPAID LEGAL SERVICES
Common
740065107
                                                               276,809
                                      13,924
X


Walter Harrison
X


PROVIDIAN FINANCIAL CORP
Common
74406A102
                                                            1,056,077
                                    215,526
X


Walter Harrison
X


RADIAN GROUP INC(CMAC)
    Common
750236101
                                                          12,749,484
                                    390,370
X


Walter Harrison
X


RATIONAL SOFTWARE CORP
Common
75409P202
                                                               140,832
                                      32,600
X


Walter Harrison
X


RECONDITIONED SYSTEMS INC
    Common
756240305
                                                               784,868
                                    365,055
X


Walter Harrison
X


REDWOOD TRUST INC
    Common
758075402
                                                          11,650,779
                                    426,300
X


Walter Harrison
X


REYNOLDS & REYNOLDS CO CL-A
     Class-A
761695105
                                                          18,602,760
                                    829,000
X


Walter Harrison
X


RFS HOTEL INVESTORS INC
    Common
74955J108
                                                            6,992,937
                                    636,300
X


Walter Harrison
X


SMITH & WOLLENSKY RESTAURANT
Common
831758107
                                                            2,265,615
                                    548,575
X


Walter Harrison
X


SORRENTO NETWORKS CORPORATION
Common
83586Q100
                                                                  1,050
                                        5,000
X


Walter Harrison
X


SYMBOL TECHNOLOGIES
Common
871508107
                                                               578,318
                                      75,400
X


Walter Harrison
X


TEVA PHARMACEUTICAL IND LTD
    Common
881624209
                                                            6,643,050
                                      99,150
X


Walter Harrison
X


TIER TECHNOLOGIES
    Common
88650Q100
                                                            4,624,048
                                    244,400
X


Walter Harrison
X


TRAVELERS PROPERTY CASUALTY CO
Common
89420G109
                                                                  9,966
                                           755
X


Walter Harrison
X


TRAVELERS PROPERTY CASUALTY CORP CL B
Common - Class B
89420G406
                                                                21,012
                                        1,553
X


Walter Harrison
X


US BANCORP
Common
902973304
                                                            4,689,332
                                    252,386
X


Walter Harrison
X


US PHYSICAL THERAPY INC
Common
90337L108
                                                                48,319
                                        4,580
X


Walter Harrison
X


VECTOR GROUP
Common
92240M108
                                                               264,390
                                      21,000
X


Walter Harrison
X


WADDELL & REED FIN, INC
    Common
930059100
                                                               266,772
                                      15,106
X


Walter Harrison
X


WASHINGTON MUTUAL, INC
    Common
939322103
                                                            7,163,642
                                    227,634
X


Walter Harrison
X


WEB METHODS INC
Common
94768C108
                                                                10,143
                                        2,100
X


Walter Harrison
X


WMS INDS INC
    Common
929297109
                                                            2,929,980
                                    207,800
X


Walter Harrison
X


WYETH
Common
983024100
                                                               477,000
                                      15,000
X


Walter Harrison
X




























Total
                                                        333,986,040



















